Segments (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 22,216,776	¥ 159,598,652	$ 18,108,940	¥ 128,667,639
Cost of revenues	(17,240,933)	(123,853,687)	(14,811,008)	(105,235,177)
Gross profit	4,975,843	35,744,965	3,297,932	23,432,462
Depreciation and amortization	(16,219)	(116,515)	(61,170)	(434,622)
Total capital expenditures	(4,134)	(29,694)	$ (1,679)	(11,927)
Total Assets	411,981,495				¥ 2,949,210,740	¥ 1,614,897,211
Selling expenses	(164,694)	(1,183,115)		(1,172,939)
General and administrative expenses		(10,385,401)		(14,852,131)
Research and development expenses	(3,353,677)	(24,091,812)		(140,979,009)
Total		(35,660,328)		(157,004,079)
Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Revenues		65,306,664		7,570,587
Cost of revenues		(53,110,990)		(2,114,283)
Gross profit		12,195,674		5,456,304
Depreciation and amortization		(115,538)		(25,572)
Total capital expenditures		(17,350)		(11,927)
Total Assets	407,611,050				2,917,924,475	1,582,974,050
Selling expenses		(762,131)		(1,022,452)
General and administrative expenses		(8,281,237)		(12,414,591)
Research and development expenses		(2,116,226)		(113,193,406)
Total		(11,159,594)		(126,630,449)
Holographic Technology Service [Member]
Segment Reporting Information [Line Items]
Revenues		94,291,988		121,097,052
Cost of revenues		(70,742,697)		(103,120,894)
Gross profit		23,549,291		17,976,158
Depreciation and amortization		(977)		(409,050)
Total capital expenditures		(12,344)
Total Assets	$ 4,370,445				¥ 31,286,265	¥ 31,923,161
Selling expenses		(420,984)		(150,487)
General and administrative expenses		(2,104,164)		(2,437,540)
Research and development expenses		(21,975,586)		(67,755,690)
Total		¥ (24,500,734)		¥ (30,373,630)